Offerings	Sep. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Series A Junior Subordinated Notes due 2056
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.875% Series A Junior Subordinated Notes due 2056
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Series B Junior Subordinated Notes due 2056
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 6.200% Series B Junior Subordinated Notes due 2056
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.